SMITH BARNEY INVESTMENT TRUST
On behalf of the
Smith Barney S&P 500 Index Fund
Smith Barney U.S. 5000 Index Fund
Smith Barney EAFE Index Fund

Supplement dated August 23, 2000
to the Prospectus dated April 28, 2000

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus:

Smith Barney EAFE Index Fund

Effective September 5, 2000, the name of the Smith
Barney EAFE Index Fund will change to Smith Barney
International Index Fund.

All Funds

Effective September 5, 2000 Class D shares of each fund will be redesignated as follows:

	Smith Barney S&P 500 Index Fund
Class D shares renamed Citi S&P 500 Index
Shares

 Smith Barney U.S. 5000 Index Fund
	Class D shares renamed Citi U.S. 5000
Index Shares

Smith Barney International Index Fund
	Class D shares renamed Citi International
Index Shares


Smith Barney U.S. 5000 Index Fund and Smith Barney
International Index Fund

Effective September 5, 2000, Smith Barney U.S. 5000
Index Fund and the Smith Barney International Index
Fund will each charge a redemption fee, payable to the Fund, on the sale or exchange of any shares purchased on or after September 5, 2000 and held for less than 180 days. Shares purchased prior to September 5, 2000 are not subject to redemption fees.
The redemption fees are as follows:

	Smith Barney U.S. 5000 Index Fund
		Citi U.S. 5000 Index Shares
	0.75% within 180 days

Smith Barney International Index Fund
		Citi International Index Shares
	1.50% within 180 days

The purpose of the redemption fee is to offset certain expenses incurred to meet redemptions and to discourage short-term trading in a vehicle intended for long-term investment.

The Smith Barney S&P 500 Index Fund has no redemption fees.

Exchanging shares

You may exchange shares only for shares of the same class. Effective September 11, 2000, additional funds will be available for exchange. Contact your Salomon Smith Barney Financial Consultant for more information.

		FD 01992